Mezzanine equity - Activities of the Redeemable Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 16, 2020 shares	Jul. 31, 2021 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Total				¥ 232,475
Issuance of preferred shares				3,002,374
Issuance cost				(10,000)
Re-designation of ordinary shares into Series A Preferred Shares				97,660
Subscription contributions from shareholders			¥ 159,485	1,032,104
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO			(5,492,749)
Accretion of Redeemable Convertible Preferred Shares			354,878	243,564
Foreign currency translation adjustment			¥ 445,479	(65,270)
Balance as of ending, Total				¥ 4,532,907
Series Angel Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares) | shares				0	0
Issuance of preferred shares (in shares) | shares				6,016,207	6,016,207
Issuance of preferred shares				¥ 273,519
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares			(6,016,207)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO			¥ (332,450)
Accretion of Redeemable Convertible Preferred Shares			21,916	13,655
Foreign currency translation adjustment			¥ 26,949	¥ (3,589)
Balance as of ending (in shares) | shares				6,016,207	6,016,207
Balance as of ending, Carrying amount				¥ 283,585
Series Angel Preferred Shares | Carrying amount
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Carrying amount				¥ 0
Series A Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares) | shares				26,841,535	26,841,535
Issuance of preferred shares (in shares) | shares	26,841,535
Re-designation of ordinary shares into Series A Preferred Shares (in shares) | shares				2,343,309,000	2,343,309,000
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares			(29,184,844)
Balance as of ending (in shares) | shares				29,184,844	29,184,844
Series A Preferred Shares | Subscription receivable
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Subscription receivable				¥ (1,032,104)
Subscription contributions from shareholders				1,032,104
Balance as of ending, Subscription receivable				0
Series A Preferred Shares | Carrying amount
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Carrying amount				1,264,579
Re-designation of ordinary shares into Series A Preferred Shares				97,660
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO			¥ (1,665,606)
Accretion of Redeemable Convertible Preferred Shares			100,884	99,161
Foreign currency translation adjustment			¥ 135,409	(32,087)
Balance as of ending, Carrying amount				¥ 1,429,313
Series A+ Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares) | shares				0	0
Balance as of beginning, Carrying amount				¥ 0
Issuance of preferred shares (in shares) | shares				29,361,157	29,361,157
Issuance of preferred shares				¥ 1,331,641
Issuance cost				(10,000)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares			(29,361,157)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO			¥ (1,625,397)
Accretion of Redeemable Convertible Preferred Shares			106,959	79,336
Foreign currency translation adjustment			¥ 131,767	¥ (14,306)
Balance as of ending (in shares) | shares				29,361,157	29,361,157
Balance as of ending, Carrying amount				¥ 1,386,671
Series A++ Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares) | shares				0	0
Balance as of beginning, Carrying amount				¥ 0
Issuance of preferred shares (in shares) | shares				8,546,916	8,546,916
Issuance of preferred shares				¥ 452,241
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares			(8,546,916)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO			¥ (557,324)
Accretion of Redeemable Convertible Preferred Shares			36,732	23,005
Foreign currency translation adjustment			¥ 45,179	¥ 167
Balance as of ending (in shares) | shares				8,546,916	8,546,916
Balance as of ending, Carrying amount				¥ 475,413
Series B Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares) | shares				0	0
Issuance of preferred shares (in shares) | shares		9,882,082		17,615,165	17,615,165
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares			(17,615,165)
Balance as of ending (in shares) | shares				17,615,165	17,615,165
Balance as of ending, Subscription receivable				¥ (159,392)	$ (25,000)
Series B Preferred Shares | Subscription receivable
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Subscription receivable				0
Issuance of preferred shares				(159,215)
Subscription contributions from shareholders			¥ 159,485
Foreign currency translation adjustment			(93)	(177)
Balance as of ending, Subscription receivable				(159,392)
Series B Preferred Shares | Carrying amount
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Carrying amount				0
Issuance of preferred shares				1,104,188
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO			(1,311,972)
Accretion of Redeemable Convertible Preferred Shares			88,387	28,407
Foreign currency translation adjustment			¥ 106,268	(15,278)
Balance as of ending, Carrying amount				¥ 1,117,317